Schedule of cash outflow for leases (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Expense relating to short-term leases	$ 94,871	$ 62,021
Total cash outflow for leases	$ 150,637	$ 225,192